Critical Accounting estimates and judgment	6 Months Ended
Jun. 30, 2022
Critical Accounting Estimates and Judgments [Abstract]
Critical accounting estimates and judgments	Critical Accounting estimates and judgmentThe condensed consolidated interim financial statements have been prepared under the historical cost convention. In preparing these condensed consolidated interim financial statements management made judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities, income and expenses. Actual results may differ from these estimates.